Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 138,094
Deferred	(86,506)	(175,158)
State
Current	28,539
Deferred	(30,765)	(23,313)
Change in valuation allowance	136,060	198,471
Income tax provision	$ 185,423